Financial Information by Segments	12 Months Ended
Dec. 31, 2023
Financial Information by Segments [Abstract]
Financial information by segments
24.	Financial information by segments

The Company analyses its information by region, due to the operational structure and the organization of its business. Information used for making decisions is based on such regions. The Company’s sales are made in Mexico, the United States and Brazil. The Mexican segment includes the plants in Mexicali, Guadalajara, Tlaxcala and San Luis Potosi. The USA segment includes seven Republic plants six of which are located in the United States (Ohio, Indiana and New York) and one in Canada (Ontario). The plant in Canada stopped operating in 2018. The Brazilian segment includes the plants in Pindamonhangaba, Cariacica and Itaúna. The segments are engaged in the manufacturing and sale of long steel products intended mainly for the building and automotive industries.

	Year ended December 31, 2023
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$24,777,369	$2,417,219	$13,944,660	$		$41,139,248
Cost of sales	(17,937,267)	(3,398,928)	(9,763,911)			(31,100,106)

Gross profit (loss)	6,840,102	(981,709)	4,180,749			10,039,142
Administrative expenses	(970,482)	(291,552)	(1,055,024)			(2,317,058)
Other income (expenses), net	16,319	(309,117)	173,252			(119,546)
Interest income and dividends	931,866	82,224	-		(82,224)	931,866
Interest expense Loss on financial instruments	(89,293)	(146,592)	(122,921)		269,513	(89,293)
Exchange rate gain (loss), net	(2,430,781)	(219)	(181,424)		181,424	(2,431,000)

Income (loss) before income taxes	4,297,731	(1,646,965)	2,994,632		368,713	6,014,111
Income taxes	(1,234,278)	144,630	(650,350)			(1,739,998)

Net income (loss) for the year	$3,063,453	$(1,502,335)	$2,344,282		$368,713	$4,274,113

Depreciation and Amortization	$618,445	$155,794	$261,005			$1,035,244
Total assets	43,890,081	9,069,596	18,203,408		$(4,375,473)	66,787,612

Total liabilities	6,912,766	4,602,653	9,842,201		(4,375,473)	16,982,147

Acquisitions of property, plant and equipment	210,422	(350,360)	2,632,611			2,492,673

	Year ended December 31, 2022
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$30,914,890	$5,867,193	$17,377,164	$		$54,159,247
Cost of sales	(21,575,758)	(5,764,239)	(12,343,864)			(39,683,861)

Gross profit (loss)	9,339,132	102,954	5,033,300			14,475,386
Administrative expenses	(1,096,330)	(286,611)	(1,618,151)		544,392	(2,456,700)
Other income (expenses), net	(71,202)	1,015,586	140,205		(1,012,744)	71,845
Interest income and dividends	415,704	30,175				445,879
Interest expense	(485)	(55,867)	(383,646)		383,646	(56,352)
Loss on financial instruments	(778,649)					(778,649)
Exchange rate gain (loss), net	(540,770)	(58)	(60,625)		60,625	(540,828)

Income (loss) before income taxes	7,267,400	806,179	3,111,083		(24,081)	11,160,581
Income taxes	(2,565,834)	(88,679)	(645,009)			(3,299,522)

Net income (loss) for the year	$4,701,566	$717,500	$2,466,074		$(24,081)	$7,861,059

Depreciation and Amortization	$627,078	$236,601	$253,193			$1,116,872
Total assets	44,025,917	12,930,111	14,149,332		$(3,472,457)	67,632,903

Total liabilities	8,375,028	7,243,113	7,492,843		(3,472,457)	19,638,527

Acquisitions of property, plant and equipment	151,783	252,116	1,292,586			1,696,485

	Year ended December 31, 2021
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$29,678,133	$8,216,595	$17,725,628	$		$55,620,356
Cost of sales	(21,337,462)	(7,159,354)	(11,471,370)			(39,968,186)

Gross profit (loss)	8,340,671	1,057,241	6,254,258			15,652,170
Administrative expenses	(907,798)	(256,875)	(877,969)			(2,042,642)
Other income (expenses), net	(77,530)	454,303	1,793		(455,972)	(77,406)
Interest income	65,631	317				65,948
Interest expense	(28,904)	(61,494)	(96,486)		99,439	(87,445)
Exchange rate gain (loss), net	325,389	(378)	(120,300)		120,300	325,011

Income (loss) before income taxes	7,717,459	1,193,114	5,161,296		(236,233)	13,835,636
Income taxes	(2,472,751)	(477,380)	(1,439,638)			(4,389,769)

Net income (loss) for the year	$5,244,708	$715,734	$3,721,658		$(236,233)	$9,445,867

Depreciation and amortization	$667,167	$270,119	$237,822			$1,175,108

Total assets	47,917,643	10,836,083	8,815,051		$(10,226,205)	57,342,572

Total liabilities	7,828,384	5,544,135	12,396,190		(10,226,205)	15,542,504

Acquisitions of property, plant and equipment	367,496	288,487	410,439			1,066,422